Prepayments for current assets	12 Months Ended
Mar. 31, 2023
Disclosure of Prepayments for current assets [Abstract]
Disclosure of prepayments and other assets [text block]
14.	Prepayments for current assets

Prepayments for current assets comprise of the following:

	March 31, 202 3	March 31, 202 2
Prepayments for purchase of bandwidth	91,507	47,263
Prepayments related to insurance	-	858
Prepayments-others	649,622	559,840
	741,129	607,961